As filed with the Securities and Exchange Commission on February 10, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2016 – December 31, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

# ACUITAS INTERNATIONAL SMALL CAP FUND

# ACUITAS US MICROCAP FUND

## SEMI-ANNUAL REPORT

**DECEMBER 31, 2016**
**(UNAUDITED)**

TABLE OF CONTENTS

1

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016

Shares	Security Description	Value
Common Stock - 96.1%
Australia - 2.6%
39,058	GrainCorp, Ltd., Class A	$269,460
525,000	Metals X, Ltd. (a)	212,165
15,987	Mineral Resources, Ltd.	139,829
79,661	Tassal Group, Ltd.	238,572
70,600	The Star Entertainment Group, Ltd.	263,404
		1,123,430
Austria - 1.5%
9,049	BUWOG AG (a)	210,417
2,416	Oesterreichische Post AG	81,103
11,581	Palfinger AG	348,655
		640,175
Belgium - 0.5%
30,277	AGFA-Gevaert NV (a)	117,062
975	Barco NV	82,148
		199,210
Canada - 5.5%
23,770	Canam Group, Inc.	159,688
41,810	Cardinal Energy, Ltd.	329,772
74,834	Gran Tierra Energy, Inc. (a)	226,288
54,480	Granite Oil Corp.	238,995
2,086	Russel Metals, Inc.	39,742
135,890	Surge Energy, Inc.	335,006
52,580	TORC Oil & Gas, Ltd.	323,865
193,230	Western Forest Products, Inc.	272,003
45,290	Whitecap Resources, Inc.	410,179
		2,335,538
China - 1.6%
324,941	China Lesso Group Holdings, Ltd.	210,775
132,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	71,494
480,000	Xinyi Glass Holdings, Ltd.	392,443
		674,712
Denmark - 1.7%
7,063	Dfds A/S	322,623
4,660	Jyske Bank A/S	222,162
12,425	Matas A/S	169,772
		714,557
Finland - 0.7%
2,852	Cramo OYJ	71,421
29,638	Metsa Board OYJ	211,994
		283,415
Germany - 6.5%
21,063	ADVA Optical Networking SE (a)	171,123
5,537	Bilfinger SE (a)	213,178
3,286	Carl Zeiss Meditec AG	121,065
1,671	Cewe Stiftung & Co. KGAA	148,757
22,023	Deutz AG	123,911
8,690	Duerr AG	698,414
13,498	ElringKlinger AG	225,563
26,441	Kloeckner & Co. SE (a)	331,493
3,540	Krones AG	323,823
7,667	RHOEN-KLINIKUM AG	207,093
14,652	SAF-Holland SA	210,298
		2,774,718
Hong Kong - 2.2%
144,000	China State Construction International Holdings, Ltd.	215,411
547,620	Dah Chong Hong Holdings, Ltd.	209,034
29,500	Kingboard Chemical Holdings, Ltd.	89,400
Shares	Security Description	Value
603,200	Man Wah Holdings, Ltd.	$408,382
		922,227
Indonesia - 0.7%
1,285,400	Matahari Putra Prima Tbk PT	141,205
12,011,500	Panin Financial Tbk PT (a)	153,348
		294,553
Ireland - 0.8%
14,484	Smurfit Kappa Group PLC	332,299
Israel - 0.4%
4,628	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	186,824
Italy - 2.9%
11,760	Banca Generali SpA	280,512
1,329	Biesse SpA	26,777
2,791	Brembo SpA	168,932
101,180	Cairo Communication SpA	405,792
98,812	Saras SpA	178,905
31,330	Zignago Vetro SpA	182,047
		1,242,965
Japan - 25.3%
8,400	Alps Electric Co., Ltd.	203,109
6,100	AOKI Holdings, Inc.	75,053
5,700	Arcs Co., Ltd.	128,412
21,000	Avex Group Holdings, Inc.	302,220
4,600	BML, Inc.	109,652
4,200	Canon Marketing Japan, Inc.	70,650
2,700	Cawachi, Ltd.	67,341
27,000	Chiyoda Corp.	187,123
32,000	Chugoku Marine Paints, Ltd.	235,739
1,900	Ci:z Holdings Co., Ltd.	53,485
15,900	DCM Holdings Co., Ltd.	141,212
6,750	DIC Corp.	205,027
20,400	EDION Corp.	191,302
10,400	FCC Co., Ltd.	187,133
43,200	FIDEA Holdings Co., Ltd.	77,252
10,200	Geo Holdings Corp.	118,865
54,500	Hitachi Zosen Corp.	284,916
3,300	Hogy Medical Co., Ltd.	203,576
12,000	Icom, Inc.	232,351
1,700	J-Oil Mills, Inc.	58,036
5,200	Kaga Electronics Co., Ltd.	84,357
3,000	Kanamoto Co., Ltd.	79,444
4,200	Kato Sangyo Co., Ltd.	98,356
2,100	Kissei Pharmaceutical Co., Ltd.	52,341
15,600	Kohnan Shoji Co., Ltd.	293,914
23,000	Makino Milling Machine Co., Ltd.	180,064
30,000	Marudai Food Co., Ltd.	126,545
11,400	Miraca Holdings, Inc.	512,086
2,000	Mochida Pharmaceutical Co., Ltd.	138,781
118,500	Monex Group, Inc.	329,519
7,000	NET One Systems Co., Ltd.	44,800
27,000	Nippon Chemi-Con Corp.	58,909
22,000	Nippon Kayaku Co., Ltd.	271,624
16,300	Nissin Electric Co., Ltd.	179,910
44,300	NTN Corp.	179,285
19,000	Pacific Industrial Co., Ltd.	241,574
83,400	Round One Corp.	578,002
7,620	Ryosan Co., Ltd.	230,148
48,400	Sega Sammy Holdings, Inc.	720,151
8,500	Seino Holdings Co., Ltd.	94,400
63,000	Shinmaywa Industries, Ltd.	566,528
8,000	Ship Healthcare Holdings, Inc.	205,348
50,700	SKY Perfect JSAT Holdings, Inc.	233,383

See Notes to Financial Statements.	2

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016

Shares	Security Description	Value
19,700	Star Micronics Co., Ltd.	$268,341
63,000	Takara Leben Co., Ltd.	367,085
25,000	Takuma Co., Ltd.	213,690
4,690	TechnoPro Holdings, Inc.	150,481
26,300	Tokyo Dome Corp.	259,231
9,200	TOMONY Holdings, Inc.	47,624
12,100	Toppan Forms Co., Ltd.	126,202
21,000	Toshiba TEC Corp. (a)	100,620
13,800	United Arrows, Ltd.	380,791
3,400	Xebio Holdings Co., Ltd.	52,538
5,000	Yuasa Trading Co., Ltd.	124,834
		10,723,360
Malaysia - 1.1%
61,200	AirAsia Bhd	31,241
250,400	Alliance Financial Group Bhd	207,643
32,631	Berjaya Sports Toto Bhd	21,531
399,000	Supermax Corp. Bhd	187,671
		448,086
Mexico - 1.4%
171,400	Concentradora Hipotecaria SAPI de CV REIT	193,066
584,481	Consorcio ARA SAB de CV	182,142
159,160	PLA Administradora Industrial S de RL de CV REIT (a)	200,393
		575,601
Netherlands - 2.3%
21,096	BE Semiconductor Industries NV	702,620
14,617	Intertrust NV (b)	257,264
		959,884
Norway - 2.0%
6,653	Aker ASA, Class A	248,851
42,132	Austevoll Seafood ASA	408,618
6,038	Salmar ASA	180,468
		837,937
Panama - 1.1%
15,926	Banco Latinoamericano de Comerico Exterior SA, Class E	468,861
Philippines - 0.6%
190,520	Metropolitan Bank & Trust Co.	278,235
Portugal - 1.0%
69,500	NOS SGPS SA	412,472
Singapore - 0.5%
283,746	Symphony International Holdings, Ltd.	232,672
South Africa - 0.8%
38,103	Barloworld, Ltd.	327,102
South Korea - 2.3%
45,290	DGB Financial Group, Inc. (a)	366,355
11,494	Hankook Tire Worldwide Co., Ltd. (a)	197,467
28,576	Jusung Engineering Co., Ltd. (a)	244,876
3,742	LS Corp. (a)	183,723
		992,421
Spain - 1.4%
10,336	Ebro Foods SA	216,570
32,351	Mediaset Espana Comunicacion SA	379,706
		596,276
Sweden - 2.3%
40,554	Betsson AB (a)	391,269
63,176	Cloetta AB, Class B	199,015
8,160	JM AB	235,738
Shares	Security Description	Value
14,711	Mycronic AB	$158,242
		984,264
Switzerland - 4.9%
4,090	Aryzta AG (a)	180,140
160	Forbo Holding AG	206,305
316	Georg Fischer AG	258,808
1,703	Kardex AG (a)	159,296
19,329	Logitech International SA	482,133
57,542	OC Oerlikon Corp. AG (a)	565,079
2,380	Valiant Holding AG	236,995
		2,088,756
Taiwan - 5.5%
67,357	Chicony Electronics Co., Ltd.	156,746
288,543	China Life Insurance Co., Ltd.	286,940
11,013	ChipMOS TECHNOLOGIES, INC., ADR	155,393
76,793	FLEXium Interconnect, Inc.	202,056
33,000	Global Unichip Corp.	80,378
524,328	King's Town Bank Co., Ltd.	457,967
208,000	Micro-Star International Co., Ltd.	475,001
68,000	Realtek Semiconductor Corp.	215,210
41,000	Sheng Yu Steel Co., Ltd.	43,253
36,000	Taiwan FU Hsing Industrial Co., Ltd.	46,691
236,000	Teco Electric and Machinery Co., Ltd.	204,301
		2,323,936
United Arab Emirates - 0.7%
472,580	Gulf Marine Services PLC	285,380
United Kingdom - 14.5%
45,740	Arrow Global Group PLC	167,983
172,870	Blancco Technology Group PLC	497,460
22,522	Bovis Homes Group PLC	227,600
55,140	Brewin Dolphin Holdings PLC	207,329
95,285	Cambian Group PLC (a)	145,319
7,830	Dialog Semiconductor PLC (a)	331,050
37,154	Electrocomponents PLC	218,274
113,795	Fenner PLC	330,618
138,160	JD Sports Fashion PLC	541,283
19,419	Kennedy Wilson Europe Real Estate PLC	229,508
472,608	Ladbrokes Coral Group PLC	675,633
233,414	Lookers PLC	337,281
70,603	Pagegroup PLC	339,778
35,370	Playtech PLC	360,053
214,252	QinetiQ Group PLC	693,908
17,346	Redde PLC	34,952
15,020	Secure Trust Bank PLC	398,164
81,888	Tyman PLC	278,031
36,726	Virgin Money Holdings UK PLC	137,005
		6,151,229
United States - 0.8%
36,100	Tahoe Resources, Inc.	340,122
Total Common Stock (Cost $39,604,661)		40,751,217
Investment Companies - 0.5%
554,900	Digital Telecommunications Infrastructure Fund (Cost $192,293)	216,936
Money Market Fund - 3.1%
1,316,314	BlackRock Liquidity Funds FedFund Portfolio, 0.42% (c) (Cost $1,316,314)	1,316,314
Total Investments - 99.7% (Cost $41,113,268)*		$42,284,467
Other Assets & Liabilities, Net – 0.3%		107,973
Net Assets – 100.0%		$42,392,440

See Notes to Financial Statements.	3

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $257,264 or 0.6% of net assets.
(c)	Variable rate security. Rate presented is as of December 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,364,366
Gross Unrealized Depreciation	(2,193,167)
Net Unrealized Appreciation	$1,171,199

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016.
	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$1,123,430	$-	$-	$1,123,430
Austria	640,175	-	-	640,175
Belgium	199,210	-	-	199,210
Canada	2,335,538	-	-	2,335,538
China	674,712	-	-	674,712
Denmark	714,557	-	-	714,557
Finland	283,415	-	-	283,415
Germany	2,774,718	-	-	2,774,718
Hong Kong	922,227	-	-	922,227
Indonesia	294,553	-	-	294,553
Ireland	332,299	-	-	332,299
Israel	186,824	-	-	186,824
Italy	1,242,965	-	-	1,242,965
Japan	10,723,360	-	-	10,723,360
Malaysia	448,086	-	-	448,086
Mexico	575,601	-	-	575,601
Netherlands	959,884	-	-	959,884
Norway	837,937	-	-	837,937
Panama	468,861	-	-	468,861
Philippines	278,235	-	-	278,235
Portugal	412,472	-	-	412,472
Singapore	232,672	-	-	232,672
South Africa	327,102	-	-	327,102
South Korea	992,421	-	-	992,421
Spain	596,276	-	-	596,276
Sweden	984,264	-	-	984,264
Switzerland	2,088,756	-	-	2,088,756
Taiwan	2,323,936	-	-	2,323,936
United Arab Emirates	285,380	-	-	285,380
United Kingdom	6,151,229	-	-	6,151,229
United States	340,122	-	-	340,122
Investment Companies	216,936	-	-	216,936
Money Market Fund	-	1,316,314	-	1,316,314
Total Investments At Value	$40,968,153	$1,316,314	$-	$42,284,467

See Notes to Financial Statements.	4

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Common Stock

Balance as of June 30, 2016	$23,316
Tender Offer	(21,131)
Sales	(1,368)
Realized Gain / (Loss)	1,439
Change in Unrealized Appreciation/ (Depreciation)	(2,256)
Balance as of December 31, 2016	$-
Net change in unrealized appreciation (depreciation) from investments held as of December 31, 2016**	$-

**The change in unrealized appreciation is included in net change in unrealized appreciation (depreciation) of investments  in the accompanying Statement of Operations.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
PORTFOLIO HOLDINGS
% of Total Investments
Australia	2.6%
Austria	1.5%
Belgium	0.5%
Canada	5.5%
China	1.6%
Denmark	1.7%
Finland	0.7%
Germany	6.6%
Hong Kong	2.2%
Indonesia	0.7%
Ireland	0.8%
Israel	0.4%
Italy	2.9%
Japan	25.4%
Malaysia	1.1%
Mexico	1.4%
Netherlands	2.3%
Norway	2.0%
Panama	1.1%
Philippines	0.7%
Portugal	1.0%
Singapore	0.5%
South Africa	0.8%
South Korea	2.3%
Spain	1.4%
Sweden	2.3%
Switzerland	4.9%
Taiwan	5.5%
United Arab Emirates	0.7%
United Kingdom	14.5%
United States	0.8%
Investment Companies	0.5%
Money Market Fund	3.1%
100.0%

See Notes to Financial Statements.	5

ACUITAS INTERNATIONAL SMALL CAP FUND STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2016

ASSETS
Total investments, at value (Cost $41,113,268)	$42,284,467
Foreign currency (Cost $39,273)	38,834
Receivables:
Fund shares sold	78,027
Dividends	65,284
Prepaid expenses	9,890
Total Assets	42,476,502

LIABILITIES
Payables:
Fund shares redeemed	9,615
Foreign capital gains tax payable	3,471
Accrued Liabilities:
Investment adviser fees	23,897
Trustees' fees and expenses	155
Fund services fees	10,682
Other expenses	36,242
Total Liabilities	84,062

NET ASSETS	$42,392,440

COMPONENTS OF NET ASSETS
Paid-in capital	$45,653,037
Distributions in excess of net investment income	(429,674)
Accumulated net realized loss	(3,995,816)
Net unrealized appreciation	1,164,893
NET ASSETS	$42,392,440
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	4,649,381
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$9.12
*	Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.	6

ACUITAS INTERNATIONAL SMALL CAP FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED DECEMBER 31, 2016

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $56,589)	$406,949
Interest income	60
Total Investment Income	407,009

EXPENSES
Investment adviser fees	260,459
Fund services fees	74,161
Custodian fees	40,649
Registration fees	8,577
Professional fees	20,928
Trustees' fees and expenses	2,119
Miscellaneous expenses	50,485
Total Expenses	457,378
Fees waived and expenses reimbursed	(131,747)
Net Expenses	325,631

NET INVESTMENT INCOME	81,378

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	245,978
Foreign currency transactions	(34,312)
Net realized gain	211,666
Net change in unrealized appreciation (depreciation) on:
Investments	2,317,203
Deferred foreign capital gains taxes	2,850
Foreign currency translations	(1,433)
Net change in unrealized appreciation (depreciation)	2,318,620
NET REALIZED AND UNREALIZED GAIN	2,530,286
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,611,664

See Notes to Financial Statements.	7

ACUITAS INTERNATIONAL SMALL CAP FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2016	For the Year Ended June 30, 2016
OPERATIONS
Net investment income	$81,378	$597,994
Net realized gain (loss)	211,666	(2,008,874)
Net change in unrealized appreciation (depreciation)	2,318,620	(1,939,827)
Increase (Decrease) in Net Assets Resulting from Operations	2,611,664	(3,350,707)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(871,425)	(1,348,810)

CAPITAL SHARE TRANSACTIONS
Sale of shares	1,992,787	6,334,372
Reinvestment of distributions	866,119	1,348,810
Redemption of shares	(4,881,252)	(6,962,643)
Redemption fees	80	308
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,022,266)	720,847
Decrease in Net Assets	(282,027)	(3,978,670)

NET ASSETS
Beginning of Period	42,674,467	46,653,137
End of Period (Including line (a))	$42,392,440	$42,674,467

SHARE TRANSACTIONS
Sale of shares	216,737	707,267
Reinvestment of distributions	95,178	149,701
Redemption of shares	(522,234)	(763,690)
Increase (Decrease) in Shares	(210,319)	93,278

(a) Undistributed (distributions in excess of) net investment income	$(429,674)	$360,373

See Notes to Financial Statements.	8

ACUITAS INTERNATIONAL SMALL CAP FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended December 31, 2016		For the Year Ended June 30, 2016	July 18, 2014 (a) through June 30, 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$8.78		$9.79	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.02		0.12	0.08
Net realized and unrealized gain (loss)	0.51		(0.85)	(0.27)
Total from Investment Operations	0.53		(0.73)	(0.19)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.19)		(0.28)	(0.02)
REDEMPTION FEES (b)	—	(c)	— (c)	—	(c)
NET ASSET VALUE, End of Period	$9.12		$8.78	$9.79
TOTAL RETURN	6.05	%(d)	(7.57)%	(1.91	)%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$42,392	$42,674		$46,653
Ratios to Average Net Assets:
Net investment income	0.37	%(e)	1.35%	0.91	%(e)
Net expenses	1.50	%(e)	1.50%	1.50	%(e)
Gross expenses (f)	2.10	%(e)	2.15%	2.40	%(e)
PORTFOLIO TURNOVER RATE	60	%(d)	104%	112	%(d)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Less than $0.01 per share.
(d)		Not annualized.
(e)		Annualized.
(f)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	9

ACUITAS US MICROCAP FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016

Shares	Security Description	Value
Common Stock - 96.5%
Consumer Discretionary - 19.9%
55,065	America's Car-Mart, Inc. (a)	$2,409,094
34,200	Beazer Homes USA, Inc. (a)	454,860
24,700	Big 5 Sporting Goods Corp.	428,545
40,285	Build-A-Bear Workshop, Inc. (a)	553,919
35,812	Carriage Services, Inc.	1,025,656
8,800	Central Garden and Pet Co., Class A (a)	271,920
17,929	CRA International, Inc.	656,201
100,185	Crown Crafts, Inc.	776,434
22,500	Entercom Communications Corp., Class A	344,250
70,696	Entravision Communications Corp., Class A	494,872
8,862	Ethan Allen Interiors, Inc.	326,565
25,204	Fiesta Restaurant Group, Inc. (a)	752,339
11,200	Horizon Global Corp. (a)	268,800
35,400	K12, Inc. (a)	607,464
15,300	M/I Homes, Inc. (a)	385,254
10,400	MarineMax, Inc. (a)	201,240
8,400	Nautilus, Inc. (a)	155,400
9,200	Perry Ellis International, Inc. (a)	229,172
15,270	Saga Communications, Inc., Class A	768,081
88,600	Sequential Brands Group, Inc. (a)	414,648
8,400	Stoneridge, Inc. (a)	148,596
161,690	Tandy Leather Factory, Inc. (a)	1,309,689
11,100	The Marcus Corp.	349,650
72,043	TravelCenters of America, LLC (a)	511,505
19,326	William Lyon Homes, Class A (a)	367,774
14,824	Winmark Corp.	1,870,047
11,900	Winnebago Industries, Inc.	376,635
37,900	ZAGG, Inc. (a)	269,090
		16,727,700
Consumer Staples - 2.9%
12,176	Core-Mark Holding Co., Inc.	524,420
82,284	Inventure Foods, Inc. (a)	810,498
3,400	John B Sanfilippo & Son, Inc. (a)	239,326
6,500	Medifast, Inc.	270,595
12,100	Minerva Neurosciences, Inc. (a)	142,175
10,482	Omega Protein Corp. (a)	262,574
3,800	Seneca Foods Corp., Class A (a)	152,190
		2,401,778
Energy - 4.7%
18,900	Archrock, Inc.	249,480
26,000	Cloud Peak Energy, Inc. (a)	145,860
30,600	Dawson Geophysical Co. (a)	246,024
38,660	Natural Gas Services Group, Inc. (a)	1,242,919
59,470	Newpark Resources, Inc. (a)	446,025
4,700	REX American Resources Corp. (a)	464,125
32,100	SunCoke Energy, Inc. (a)	364,014
22,400	TETRA Technologies, Inc. (a)	112,448
23,809	Unit Corp. (a)	639,748
		3,910,643
Financial Services - 18.8%
6,300	Access National Corp.	174,888
58,800	Arbor Realty Trust, Inc. REIT	438,648
33,100	Armada Hoffler Properties, Inc. REIT	482,267
115,380	Atlas Financial Holdings, Inc. (a)	2,082,609
16,200	Banc of California, Inc.	281,070
15,800	Berkshire Hills Bancorp, Inc.	582,230
19,860	Cass Information Systems, Inc.	1,461,100
20,000	CenterState Banks, Inc.	503,400
15,600	Central Valley Community Bancorp	311,376
Shares	Security Description	Value
26,400	Crawford & Co., Class B	$331,584
6,900	CU Bancorp (a)	247,020
3,053	Diamond Hill Investment Group, Inc. (a)	642,290
14,500	Enterprise Financial Services Corp.	623,500
11,800	Financial Institutions, Inc.	403,560
12,300	First Defiance Financial Corp.	624,102
10,200	First Internet Bancorp	326,400
9,800	First Merchants Corp.	368,970
34,351	Fortress Transportation & Infrastructure Investors, LLC	456,869
8,700	Heartland Financial USA, Inc.	417,600
23,500	MainSource Financial Group, Inc.	808,400
7,000	Meta Financial Group, Inc.	720,300
43,885	NMI Holdings, Inc., Class A (a)	467,375
34,600	OFG Bancorp	453,260
8,600	Old Line Bancshares, Inc.	206,228
8,000	Peapack Gladstone Financial Corp.	247,040
14,200	PennyMac Financial Services, Inc., Class A (a)	236,430
13,750	Premier Financial Bancorp, Inc.	276,375
44,392	Pzena Investment Management, Inc., Class A	493,195
8,100	RE/MAX Holdings, Inc.	453,600
20,200	Walker & Dunlop, Inc. (a)	630,240
		15,751,926
Health Care - 19.3%
2,845	Aclaris Therapeutics, Inc. (a)	77,213
70,185	Addus HomeCare Corp. (a)	2,459,984
4,400	Almost Family, Inc. (a)	194,040
25,083	AMAG Pharmaceuticals, Inc. (a)	872,888
15,300	Applied Genetic Technologies Corp. (a)	143,055
15,700	Ardelyx, Inc. (a)	222,940
4,400	BioSpecifics Technologies Corp. (a)	245,080
51,312	BioTelemetry, Inc. (a)	1,146,823
28,855	Capital Senior Living Corp. (a)	463,123
10,992	Corcept Therapeutics, Inc. (a)	79,802
45,015	Cross Country Healthcare, Inc. (a)	702,684
13,383	Cynosure, Inc., Class A (a)	610,265
26,024	Dynavax Technologies Corp. (a)	102,795
5,600	Enanta Pharmaceuticals, Inc. (a)	187,600
98,100	Enzo Biochem, Inc. (a)	680,814
29,162	Flamel Technologies SA, ADR (a)	302,993
13,703	Fluidigm Corp. (a)	99,758
67,019	Fortress Biotech, Inc. (a)	180,951
66,200	Harvard Bioscience, Inc. (a)	201,910
6,800	Heska Corp. (a)	486,880
10,900	LeMaitre Vascular, Inc.	276,206
24,634	National Research Corp., Class A	468,046
17,444	National Research Corp., Class B	726,891
125,464	NeoGenomics, Inc. (a)	1,075,226
29,760	Neos Therapeutics, Inc. (a)	174,096
47,600	PharmAthene, Inc. (a)	154,700
13,880	Repligen Corp. (a)	427,782
62,300	Rigel Pharmaceuticals, Inc. (a)	148,274
15,700	SciClone Pharmaceuticals, Inc. (a)	169,560
31,678	SeaSpine Holdings Corp. (a)	250,256
23,000	Sucampo Pharmaceuticals, Inc., Class A (a)	311,650
21,302	Supernus Pharmaceuticals, Inc. (a)	537,876
26,025	Tracon Pharmaceuticals, Inc. (a)	127,523
22,730	Utah Medical Products, Inc.	1,653,608
9,771	Xencor, Inc. (a)	257,173
		16,220,465

See Notes to Financial Statements.	10

ACUITAS US MICROCAP FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016

Shares	Security Description	Value
Materials & Processing - 5.6%
20,100	Century Aluminum Co. (a)	$172,056
15,745	Chase Corp.	1,315,495
25,510	Culp, Inc.	947,697
7,200	Insteel Industries, Inc.	256,608
19,298	KMG Chemicals, Inc.	750,499
6,600	Patrick Industries, Inc. (a)	503,580
36,551	Quanex Building Products Corp.	741,985
		4,687,920
Producer Durables - 15.8%
22,600	ACCO Brands Corp. (a)	294,930
6,300	Argan, Inc.	444,465
10,945	Boise Cascade Co. (a)	246,263
28,900	Casella Waste Systems, Inc. (a)	358,649
16,600	Control4 Corp. (a)	169,320
12,600	Ducommun, Inc. (a)	322,056
13,020	DXP Enterprises, Inc. (a)	452,315
14,600	Global Brass & Copper Holdings, Inc.	500,780
13,691	GP Strategies Corp. (a)	391,563
106,656	Graham Corp.	2,362,430
9,100	Heidrick & Struggles International, Inc.	219,765
8,600	Lydall, Inc. (a)	531,910
9,208	Marten Transport, Ltd.	214,546
15,600	Modine Manufacturing Co. (a)	232,440
9,700	NV5 Global, Inc. (a)	323,980
31,185	SP Plus Corp. (a)	877,858
56,425	Thermon Group Holdings, Inc. (a)	1,077,153
161,600	Transcat, Inc. (a)	1,745,280
16,280	Tutor Perini Corp. (a)	455,840
72,105	UFP Technologies, Inc. (a)	1,835,072
5,000	VSE Corp.	194,200
		13,250,815
Technology - 8.3%
118,805	American Software, Inc., Class A	1,227,256
95,603	AXT, Inc. (a)	458,894
32,900	Blucora, Inc. (a)	485,275
45,018	CalAmp Corp. (a)	652,761
36,432	Callidus Software, Inc. (a)	612,057
29,600	DHI Group, Inc. (a)	185,000
90,800	Extreme Networks, Inc. (a)	456,724
45,772	Five9, Inc. (a)	649,505
17,000	Kimball Electronics, Inc. (a)	309,400
99,400	Limelight Networks, Inc. (a)	250,488
43,800	MeetMe, Inc. (a)	215,934
39,180	PDF Solutions, Inc. (a)	883,509
25,900	Rudolph Technologies, Inc. (a)	604,765
		6,991,568
Utilities - 1.2%
70,600	Atlantic Power Corp. (a)	176,500
70,472	Boingo Wireless, Inc. (a)	859,053
		1,035,553
Total Common Stock (Cost $65,098,485)		80,978,368
Investment Companies - 0.6%
9,056	SPDR S&P Biotech ETF (Cost $524,326)	536,025
Money Market Fund - 2.9%
2,404,445	BlackRock Liquidity Funds FedFund Portfolio, 0.42% (b) (Cost $2,404,445)	2,404,445
Total Investments - 100.0% (Cost $68,027,256)*		$83,918,838
Other Assets & Liabilities, Net – 0.0%		26,720
Net Assets – 100.0%		$83,945,558

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LLC	Limited Liability Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of December 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$17,495,430
Gross Unrealized Depreciation	(1,603,848)
Net Unrealized Appreciation	$15,891,582

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$81,514,393
Level 2 - Other Significant Observable Inputs	2,404,445
Level 3 - Significant Unobservable Inputs	-
Total	$83,918,838

The Level 1 value displayed in this table is Common Stock and Investment Companies. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
PORTFOLIO HOLDINGS
% of Total Investments
Materials & Processing	5.6%
Producer Durables	15.8%
Consumer Discretionary	19.9%
Consumer Staples	2.9%
Energy	4.7%
Financial Services	18.8%
Health Care	19.3%
Technology	8.3%
Utilities	1.2%
Investment Companies	0.6%
Money Market Fund	2.9%
100.0%

See Notes to Financial Statements.	11

ACUITAS US MICROCAP FUND STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2016

ASSETS
Total investments, at value (Cost $68,027,256)	$83,918,838
Receivables:
Fund shares sold	56,822
Investment securities sold	663,601
Dividends	88,154
Prepaid expenses	9,180
Total Assets	84,736,595

LIABILITIES
Payables:
Investment securities purchased	654,157
Fund shares redeemed	10,580
Accrued Liabilities:
Investment adviser fees	86,303
Trustees' fees and expenses	321
Fund services fees	16,410
Other expenses	23,266
Total Liabilities	791,037

NET ASSETS	$83,945,558

COMPONENTS OF NET ASSETS
Paid-in capital	$69,199,742
Accumulated net investment loss	(442,702)
Accumulated net realized loss	(703,064)
Net unrealized appreciation	15,891,582
NET ASSETS	$83,945,558
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	6,752,457
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$12.43
*	Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.	12

ACUITAS US MICROCAP FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED DECEMBER 31, 2016

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,694)	$386,455
Total Investment Income	386,455

EXPENSES
Investment adviser fees	516,852
Fund services fees	87,131
Custodian fees	10,694
Registration fees	9,524
Professional fees	20,918
Trustees' fees and expenses	2,946
Miscellaneous expenses	51,819
Total Expenses	699,884
Fees waived and expenses reimbursed	(72,277)
Net Expenses	627,607

NET INVESTMENT LOSS	(241,152)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	384,714
Net change in unrealized appreciation (depreciation) on investments	13,810,115
NET REALIZED AND UNREALIZED GAIN	14,194,829
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,953,677

See Notes to Financial Statements.	13

ACUITAS US MICROCAP FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2016	For the Year Ended June 30, 2016
OPERATIONS
Net investment loss	$(241,152)	$(367,344)
Net realized gain	384,714	585,868
Net change in unrealized appreciation (depreciation)	13,810,115	(1,260,186)
Increase (Decrease) in Net Assets Resulting from Operations	13,953,677	(1,041,662)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(754,553)	(1,484,015)

CAPITAL SHARE TRANSACTIONS
Sale of shares	9,870,423	36,653,017
Reinvestment of distributions	751,681	1,477,485
Redemption of shares	(6,031,711)	(7,272,073)
Redemption fees	127	511
Increase in Net Assets from Capital Share Transactions	4,590,520	30,858,940
Increase in Net Assets	17,789,644	28,333,263

NET ASSETS
Beginning of Period	66,155,914	37,822,651
End of Period (Including line (a))	$83,945,558	$66,155,914

SHARE TRANSACTIONS
Sale of shares	840,800	3,583,875
Reinvestment of distributions	60,473	144,710
Redemption of shares	(519,994)	(713,664)
Increase in Shares	381,279	3,014,921

(a) Accumulated net investment loss	$(442,702)	$(201,550)

See Notes to Financial Statements.	14

ACUITAS US MICROCAP FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended December 31, 2016		For the Year Ended June 30, 2016	July 18, 2014 (a) through June 30, 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.38		$11.27	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.04)		(0.08)	(0.07)
Net realized and unrealized gain (loss)	2.20		(0.41)	1.34
Total from Investment Operations	2.16		(0.49)	1.27
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.11)		(0.40)	—
REDEMPTION FEES (b)	—	(c)	— (c)	—	(c)
NET ASSET VALUE, End of Period	$12.43		$10.38	$11.27
TOTAL RETURN	20.85	%(d)	(4.27)%	12.70	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$83,946	$66,156		$37,823
Ratios to Average Net Assets:
Net investment loss	(0.65	)%(e)	(0.80)%	(0.74	)%(e)
Net expenses	1.70	%(e)	1.70%	1.70	%(e)
Gross expenses (f)	1.89	%(e)	2.04%	2.37	%(e)
PORTFOLIO TURNOVER RATE	23	%(d)	52%	58	%(d)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Less than $0.01 per share.
(d)		Not annualized.
(e)		Annualized.
(f)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	15

ACUITAS FUNDS NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2016

Note 1. Organization
Acuitas International Small Cap Fund and Acuitas US Microcap Fund (individually, a "Fund" and collectively, the "Funds") are diversified portfolios of Forum Funds II (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. Each Fund currently offers two classes of shares: Institutional Shares and Investor Shares.  As of December 31, 2016, Investor Shares had not commenced operations. Each Fund seeks capital appreciation. Each Fund commenced operations on July 18, 2014.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Forward currency contracts are generally valued at the mean of bid and ask prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price. Shares of open-end mutual funds are valued at net asset value ("NAV"). Short-term investments that mature in 60 days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Fund believes that the values available are unreliable. The Trust's Valuation Committee, as defined in each Fund's registration statement, performs certain functions as they relate to the administration and oversight of each Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser, as defined in Note 3, to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
Each Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of each Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets and liabilities
16

ACUITAS FUNDS NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2016

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of December 31, 2016, for each Fund's investments is included at the end of each Fund's Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after each Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund's foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended ("Code"), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2016, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
17

ACUITAS FUNDS NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2016

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Funds, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund's maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Fees and Expenses
Investment Adviser – Acuitas Investments, LLC (the "Adviser") is the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 1.20% and 1.40% of the average daily net assets of Acuitas International Small Cap Fund and Acuitas US Microcap Fund, respectively.
Each sub-advisory fee, calculated as a percentage of each Fund's average daily net assets managed by each sub-adviser, is paid by the Adviser.
Distribution – Foreside Fund Services, LLC serves as each Fund's distributor (the "Distributor"). The Funds have adopted a Distribution Plan (the "Plan") for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Funds pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates.
Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees' fees attributable to each Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2017, for Acuitas International Small Cap Fund. The Adviser has also contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.70% and Investor Shares to 1.95% through November 1, 2017, for Acuitas US Microcap Fund. Other fund service providers have voluntarily agreed to waive a portion

18

ACUITAS FUNDS NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2016

of their fees. Voluntary fee waivers may be reduced or eliminated at any time. For the period ended December 31, 2016, the fees waived and/or reimbursed expenses were as follows:
	Investment Adviser Fees Waived	Other Waivers	Total Fees Waived
Acuitas International Small Cap Fund	$124,896	$6,851	$131,747
Acuitas US Microcap Fund	63,505	8,772	72,277

Each Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the net annual fund operating expenses of the Fund class to exceed the expense cap in place at the time the fees were waived. As of December 31, 2016, the following amounts are subject to recapture by the Adviser:

Acuitas International Small Cap Fund	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
June 30, 2015	$305,134	June 30, 2018	$-
June 30, 2016	$247,393	June 30, 2019	$-
December 31, 2016	$124,896	June 30, 2020	$-

Acuitas US Microcap Fund
June 30, 2015	$165,292	June 30, 2018	$-
June 30, 2016	$118,444	June 30, 2019	$-
December 31, 2016	$63,505	June 30, 2020	$-

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended December 31, 2016, were as follows:
	Purchases	Sales
Acuitas International Small Cap Fund	$25,006,091	$27,605,174
Acuitas US Microcap Fund	20,829,579	16,614,747

Note 6. Federal Income Tax
As of June 30, 2016, distributable earnings (accumulated loss) on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Gain	Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total
Acuitas International Small Cap Fund	$832,424	$-	$(3,846,209)	$(1,987,051)	$(5,000,836)
Acuitas US Microcap Fund	-	664,001	(728,468)	1,611,159	1,546,692

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to currency contracts, investments in passive foreign investment companies ("PFIC") and wash sales in the Acuitas International Small Cap Fund and investments in PFICs and wash sales in the Acuitas US Microcap Fund.
As of June 30, 2016, the Acuitas International Small Cap Fund had $3,126,118 of available short-term capital loss carryforwards and $720,091 of available long-term capital loss carryforwards that have no expiration date.
19

ACUITAS FUNDS NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2016

For tax purposes, the prior year post-October loss was $536,231 for the Acuitas US Microcap Fund (realized during the period November 1, 2015 through June 30, 2016), and the prior deferred late year ordinary loss was $192,237 for Acuitas US Microcap Fund (realized during the period January 1, 2016 through June 30, 2016). These losses were recognized for tax purposes on the first business day of the Fund's next fiscal year, July 1, 2016.
Note 7. Recent Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the amendments to Regulation S-X is required for financial statements filed with the SEC on or after August 1, 2017. Management is currently evaluating the impact that the amendments will have on the Funds' financial statements and related disclosures.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.
20

ACUITAS FUNDS ADDITIONAL INFORMATION DECEMBER 31, 2016

Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling (844) 805-5628 and on the SEC's website at www.sec.gov. Each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (844) 805-5628 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016, through December 31, 2016.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
21

ACUITAS FUNDS ADDITIONAL INFORMATION DECEMBER 31, 2016

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	July 1, 2016	December 31, 2016	Period*	Ratio*
Acuitas International Small Cap Fund
Institutional Shares
Actual	$1,000.00	$1,060.55	$7.79	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Acuitas US Microcap Fund
Institutional Shares
Actual	$1,000.00	$1,208.51	$9.46	1.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64	1.70%

*
Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

22

## FOR MORE INFORMATION

**INVESTMENT ADVISER**
**Acuitas Investments, LLC**
**520 Pike Street, Suite 1221**
**Seattle, WA 98101**
**www.acuitasinvestments.com**

**TRANSFER AGENT**
**Atlantic Fund Services, LLC**
**P.O. Box 588**
**Portland, ME 04112**
**www.atlanticfundservices.com**

**DISTRIBUTOR**
**Foreside Fund Services, LLC**
**Three Canal Plaza, Suite 100**
**Portland, ME 04101**
**www.foreside.com**

**ACUITAS INTERNATIONAL SMALL CAP FUND**
**ACUITAS US MICROCAP FUND**
**P.O. Box 588**
**Portland, ME 04112**
**(844) 805-5628**

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its management, and other information.

220-SAR-1216

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	January 30, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	January 30, 2017